Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Valuation-Weighted 500 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the common stock of approximately 500 U.S.-listed companies weighted based on a proprietary, patent-pending valuation methodology developed by Diamond Hill Capital Management, Inc., the Fund’s  investment adviser (“Diamond Hill” or the “Adviser”).

Diamond Hill Valuation-Weighted 500 index

The Index was established by Diamond Hill in 2013 and is constructed using an objective, rules-based methodology that begins with an initial universe of the 700 largest U.S.-listed companies based on market capitalization. The initial universe is then narrowed to the 500 companies with the largest intrinsic value capitalization as calculated by Diamond Hill’s proprietary valuation methodology, which estimates the projected earnings power and future cash flows of each business. Each remaining company is then weighted based on its calculated intrinsic value relative to the total calculated intrinsic value of companies in the Index. The Index is reconstituted and rebalanced quarterly.

From time to time, the Index may include more or less than 500 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Additional information regarding the Index, including its value, is available on the websites of Diamond Hill at www.diamond-hill.com and Solactive AG, the Index Calculation Agent, at www.solactive.com.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

•
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

•
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

•
Models and Data Risk. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and the Fund may not perform as expected.

•
Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

•
Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

•
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Fund’s shares or during periods of market volatility.

•
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Although the Fund is new and does not have a performance history, the following bar chart and table reflect the past performance of the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception. The performance shown is that of the predecessor Partnership and is not the performance of the Fund. The bar chart and table provide some indication of the risks of investing in the Partnership by showing two aspects of the Partnership: volatility and performance. The bar chart and table reflect changes in the Partnership’s performance from year to year over the periods indicated and show how the Partnership’s average annual total returns for the periods indicated compare to those of a relevant market index. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Partnership, which was created for reasons entirely unrelated to the establishment of a performance record. The Partnership is expected to be reorganized into the Fund at the inception of the Fund. The performance shown is the net performance of the Partnership. Because all of the fees of the Partnership have been waived and all expenses reimbursed since its inception, the performance of the Partnership would have been lower if was subject to the fees and expenses of the Fund. The Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, from its inception on December 30, 2011 through the date of this Prospectus, was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Partnership’s performance. The Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund will be available on the Fund’s website at www.diamond-hill.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Partnership by showing two aspects of the Partnership: volatility and performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Although the Fund is new and does not have a performance history, the following bar chart and table reflect the past performance of the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 14.55% (quarter ended 3/31/12), and the lowest return for a quarter was -3.49% (quarter ended 6/30/12).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual returns for the Partnership over various periods ended December 31, 2014. The Partnership was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, the Fund is unable to show the after-tax returns for the Partnership. The index information is intended to permit you to compare the Partnership’s performance to a broad measure of market performance.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2014)
Diamond Hill Valuation-Weighted 500 index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Diamond Hill Valuation-Weighted 500 index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 3 Years/Since Inception	rr_AverageAnnualReturnSinceInception	20.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Diamond Hill Valuation-Weighted 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Annual Return 2012	rr_AnnualReturn2012	17.31%
Annual Return 2013	rr_AnnualReturn2013	32.86%
Annual Return 2014	rr_AnnualReturn2014	13.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 3 Years/Since Inception	rr_AverageAnnualReturnSinceInception	20.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser has agreed to waive 35 basis points (0.35%) of its management fees for the Fund until at least April 30, 2016. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.